PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
September 30, 2023 (Unaudited)

Shares				Value

	COMMON STOCKS - 100%			$ 204,082,988
	(Cost $198,708,056)

	AUTOMOBILE MANUFACTURERS - 11.05%			22,552,598
10	Polestar Automotive - (Class A) - ADR *			26
10	Rivian Automotive, Inc. (Class A) *			243
90,130	Tesla, Inc. *			22,552,329

	BEVERAGES - 0%			1,716
10	Celsius Holdings, Inc. *			1,716

	BUSINESS SOFTWARE & SERVICES - 36.19%			73,859,444
10	Adobe, Inc. *			5,099
152,420	AppLovin Corporation (Class A) *			6,090,703
44,190	Atlassian Corporation PLC (Class A) (United Kingdom) *			8,904,727
10	Bill.com Holdings, Inc. *			1,086
10	C3.ai, Inc. (Class A) *			255
10	Cadence Design Systems, Inc. *			2,343
144,190	Cloudflare, Inc. (Class A) *			9,089,738
67,920	Datadog, Inc. (Class A) *			6,186,833
10	Digital Turbine, Inc. *			60
10	Fastly, Inc. (Class A) *			192
10	GitLab Inc. (Class A) *			452
10	HashiCorp, Inc. (Class A) *			228
12,070	HubSpot, Inc. *			5,944,475
10	Intuit, Inc.			5,109
10	Microsoft Corp.			3,157
19,660	monday.com Ltd. (Israel) *			3,130,265
40,630	MongoDB, Inc. (Class A) *			14,052,292
10	Palantir Technologies Inc. (Class A) *			160
10	Paycom Software, Inc.			2,593
10	Paylocity Holding Corporation *			1,817
10	ServiceNow, Inc. *			5,590
39,770	Snowflake Inc. (Class A) *			6,075,663
183,690	The Trade Desk, Inc. (Class A) *			14,355,373
10	Twilio Inc. (Class A) *			585
10	UiPath, Inc. (Class A) *			171
10	Unity Software Inc. *			314
10	ZoomInfo Technologies Inc. *			164

	COMMUNICATION EQUIPMENT - 0.00%			2,312
10	Arista Networks, Inc. *			1,839
10	Ciena Corp. *			473

	COMMUNICATION SERVICES - 0.00%			699
10	Zoom Video Communications, Inc. (Class A) *			699

	CONSUMER ELECTRONICS - 0.00%			1,712
10	Apple, Inc.			1,712

	CRYPTOCURRENCY - 2.51%			5,119,985
68,150	Coinbase Global, Inc. (Class A) *			5,116,702
10	MicroStrategy Incorporated *			3,283

	CYBERSECURITY EQUIPMENT & SERVICES - 5.51%			11,235,937
10	CrowdStrike Holdings, Inc. (Class A) *			1,674
10	Cyberark Software LTD (Israel) *			1,638
10	Fortinet, Inc. *			587
10	Okta, Inc. (Class A) *			815
8,810	Palo Alto Networks, Inc. *			2,065,416
58,910	Zscaler, Inc. *			9,165,807

	DATA STORAGE - 0.00%			356
10	Pure Storage, Inc. (Class A) *			356

	ENTERTAINMENT - 0%			6,318
10	Netflix, Inc.*			3,776
10	Roblox Corporation (Class A) *			290
10	Roku, Inc. (Class A) *			706
10	Spotify Technology S.A. (Luxembourg) *			1,546

	INTERNET SERVICES - 15.97%			32,593,645
10	Airbnb, Inc. (Class A) *			1,372
10	Alphabet, Inc. (Class A) *			1,309
57,240	Amazon.com, Inc. *			7,276,349
10	Carvana Co. (Class A) *			420
10	Chewy, Inc. (Class A) *			183
10	Etsy, Inc. *			646
251,680	Global-e Online Ltd. – (Israel) *			10,001,763
4,690	MercadoLibre, Inc. (Argentina) *			5,946,357
10	Opendoor Technologies, Inc. *			26
171,610	Shopify Inc. (Class A) (Canada) *			9,364,758
10	Zillow Group, Inc. (Class C) *			462

	INTERNET SOCIAL MEDIA - 0.00%			3,361
10	Meta Platforms, Inc. (Class A) *			3,002
10	Pinterest, Inc. (Class A) *			270
10	Snap, Inc. (Class A) *			89

	IT FINANCIAL SERVICES - 0%			1,028
10	Block, Inc. (Class A) *			443
10	PayPal Holdings, Inc. *			585

	SEMICONDUCTOR - 14.96%			30,528,243
10	Advanced Micro Devices, Inc. *			1,028
10	Ambarella, Inc. *			530
10	Broadcom, Inc.			8,306
10	Marvell Technology, Inc.			541
70,150	NVIDIA Corp.			30,514,548
10	ON Semiconductor Corporation *			929
10	Qualcomm, Inc.			1,111
10	Taiwan Semiconductor Manufacturing Company Limited - ADR			869
10	Wolfspeed, Inc. *			381

	SEMICONDUCTOR EQUIPMENT - 0.01%			19,131
10	Applied Materials, Inc.			1,384
10	ASML Holding N.V. - ADR			5,887
10	KLA Corporation			4,587
10	Lam Research Corp.			6,268
10	Teradyne, Inc.			1,005

	SOLAR ENERGY - 0.00%			1,201
10	Enphase Energy, Inc. *			1,201

	SPORTS ENTERTAINMENT & GAMING - 5.94%			12,120,742
411,710	DraftKings Inc. (Class A) *			12,120,742

	TRANSPORT NETWORKS - 7.86%			16,034,560
77,300	DoorDash, Inc. (Class A) *			6,143,031
215,080	Uber Technologies, Inc. *			9,891,529

	EXCHANGE TRADED FUNDS - 0.00%			6,483
	(Cost $2,128)
10	Invesco QQQ ETF			3,583
20	VanEck Semiconductor ETF			2,900

	TOTAL INVESTMENT SECURITIES - 100%			204,089,471
	(Cost $198,710,184)

	Liabilities in Excess of Other Assets - 0%			(8,865)

	NET ASSETS - 100.00%			$ 204,080,606
	Equivalent to $16.25 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at September 30, 2023, was $198,710,184. At September 30, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows: **

		Unrealized Appreciation		$ 8,613,000
		Unrealized Depreciation		(3,233,713)
		Unrealized Appreciation		$ 5,379,287

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SECURITIES VALUATION

The Fund’s portfolio securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at its last sales price, the security is categorized as a Level 1 security (described below), and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a Level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued in good faith by the Valuation Committee, in accordance with the Trust’s Valuation and Fair Value Pricing Policies and Procedures and are categorized as level 2 or level 3, when appropriate. The Trust's Valuation Committee shall consist of the Trust’s independent trustees, and the Fund portfolio manager as a non-voting member.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measure-ments of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 204,082,988	$ -	$ -	$ 204,082,988
Exchange Traded Funds	6,483	-	-	6,483
Total Investment Securities	$ 204,089,471	$ -	$ -	$ 204,089,471

The Fund did not hold any Level 3 investments during the reporting period. The Fund did not hold any derivative instruments during the reporting period.